Income Taxes (Tables)	12 Months Ended
Jan. 31, 2025
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Summary of Income Tax Expense
Details of income tax expense (recovery) were as follows:

	Years ended
	January 31, 2025	January 31, 2024
		Reclassified (Note 2)
Current income tax expense (recovery)

Related to current year	$85.7	$241.1
Related to prior years	(3.6)	(2.1)
	82.1	239.0
Deferred income tax expense
Temporary differences	(22.1)	33.7
Effect of income tax rate changes on deferred income taxes	—	(0.3)
Increase (decrease) in valuation allowance	29.7	1.3
	7.6	34.7
Income tax expense	$89.7	$273.7

Schedule of Reconciliation of Income Taxes Computed at Canadian Statutory Rates to Income Tax Expense
The reconciliation of income taxes computed at the Canadian statutory rates to income tax expense (recovery) recorded was as follows:

	Years ended
	January 31, 2025		January 31, 2024
			Reclassified (Note 2)
Income taxes calculated at statutory rates	$40.4	26.5%	$319.4	26.5%
Increase (decrease) resulting from:
Income tax rate differential of foreign subsidiaries	(5.2)		(7.6)
Effect of income tax rate changes on deferred income taxes	—		(0.3)
Increase in valuation allowance	29.7		1.3
Recognition of income taxes on foreign currency translation	18.2		(15.7)
Recognition of income taxes on inflation	(7.4)		(7.0)
Permanent differences	16.8		(0.7)
Recognition of tax incentives	—		(20.5)
Adjustments in respect of prior years and other	(2.8)		4.8
Income tax expense	$89.7		$273.7

Components of Deferred Income Taxes Asset (Liability)
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred income tax assets (liabilities) were as follows, as at:

	January 31, 2025	January 31, 2024

Related to current assets and liabilities
Inventories	$71.2	$77.5
Income taxes and investment tax credits receivable	(3.0)	(3.9)
Trade payables and accruals	20.2	18.7
Provisions	143.4	143.9
Other financial liabilities	15.3	5.1
Lease liabilities	12.5	12.6
Deferred revenues	13.7	21.9
Other financial asset	(8.0)	(15.4)
Other	0.3	(4.6)
	265.6	255.8
Related to non-current assets and liabilities
Property, plant and equipment	(99.0)	(73.2)
Intangible assets	(52.5)	(55.6)
Right-of-use assets	(42.3)	(47.5)
Provisions	35.0	33.2
Long-term debt	26.5	2.6
Lease liabilities	35.6	39.9
Deferred revenues	20.4	23.4
Employee future benefit liabilities	37.5	30.3
Other non-current liabilities	(4.0)	(6.9)
Other	19.6	12.6
	(23.2)	(41.2)
Related to non-capital losses carried forward	88.7	40.7
Related to capital losses carried forward	29.3	29.2
	360.4	284.5
Unrecognized tax benefits	(81.0)	(52.9)
Total	$279.4	$231.6